UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                              FORM 13F

                                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
 [   ]  is a restatement.
 [   ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                    McClain Value Management LLC
Address:               175 Elm Street
                               New Canaan, CT  06840
13F File Number:  28-12710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Phillip C. McClain
Title:                      President
Phone:                  203-966-3197

Signature,  Place, and Date of Signing:

Phillip C. McClain,   New Canaan, Connecticut,  February 8, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

                                                     FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          39
Form 13F Information Table Value Total:          $566830
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 Flowers.Com Inc          COM              68243Q106     4797  2180546 SH       Sole                  1090273           1090273
Alere Inc Com                  COM              01449J105    26929  1166244 SH       Sole                   583122            583122
Alleghany Corp Del Com         COM              017175100    16224    56870 SH       Sole                    28435             28435
CGI Group Inc                  COM              39945C109     7324   388518 SH       Sole                   194259            194259
Charming Shoppes Inc           COM              161133103    34186  6976756 SH       Sole                  3488378           3488378
Ciber Inc Com                  COM              17163B102    17841  4622036 SH       Sole                  2311018           2311018
Devon Energy Corp              COM              25179M103     2624    42326 SH       Sole                    21163             21163
Endeavour Intl Corp            COM              29259G200    44292  5096876 SH       Sole                  2548438           2548438
Fidelity Natl Finl             COM              31620R105    29240  1835502 SH       Sole                   917751            917751
Genon Energy Inc.              COM              37244E107     1732   663762 SH       Sole                   331881            331881
Howard Hughes Corp Com         COM              44267D107    21691   491072 SH       Sole                   245536            245536
ITT Corp New Com               COM              450911201      955    49382 SH       Sole                    24691             24691
Interpublic Group Cos          COM              460690100    15245  1566804 SH       Sole                   783402            783402
Kar Auction Services           COM              48238t109     3001   222324 SH       Sole                   111162            111162
Kinder Morgan Mgt LLC          COM              49455U100    24860   316607 SH       Sole                   158304            158304
Leapfrog Enterprises Cl A      COM              52186N106     4003   716084 SH       Sole                   358042            358042
Lifepoint Hosps Inc            COM              53219L109    21744   585304 SH       Sole                   292652            292652
Medical Action Ind Inc Com     COM              58449L100     2033   388814 SH       Sole                   194407            194407
O CHARLEYS INC COM             COM              670823103     2372   432086 SH       Sole                   216043            216043
Office Depot Inc               COM              676220106    12505  5816504 SH       Sole                  2908252           2908252
Owens Illinois Inc Com New     COM              690768403    26724  1378952 SH       Sole                   689476            689476
Packaging Corp Amer Com        COM              695156109    20362   806744 SH       Sole                   403372            403372
Pfizer Inc                     COM              717081103    30303  1400344 SH       Sole                   700172            700172
Sapient Corporation            COM              803062108     3460   274580 SH       Sole                   137290            137290
Silgan Holdings Inc            COM              827048109    23995   620994 SH       Sole                   310497            310497
Stanley Black & Decker         COM              854502101    27466   406300 SH       Sole                   203150            203150
Staples Inc                    COM              855030102    25312  1822344 SH       Sole                   911172            911172
SunCoke Energy                 COM              86722A103    12952  1156434 SH       Sole                   578217            578217
Sunoco Inc                     COM              86764P109     2924    71288 SH       Sole                    35644             35644
Talbots Inc                    COM              874161102    16512  6207456 SH       Sole                  3103728           3103728
Terex Corp                     COM              880779103    15903  1177138 SH       Sole                   588569            588569
TransAtlantic Holdings Com     COM              893521104     7738   141380 SH       Sole                    70690             70690
Tupperware Brands Corp         COM              899896104    23863   426362 SH       Sole                   213181            213181
Unitedhealth Group Inc         COM              91324P102     2775    54758 SH       Sole                    27379             27379
Unum Group                     COM              91529Y106     2870   136228 SH       Sole                    68114             68114
Western Union                  COM              959802109    25217  1381010 SH       Sole                   690505            690505
XO Group, Inc.                 COM              983772104     2320   278232 SH       Sole                   139116            139116
Xylem Inc                      COM              98419M100     2533    98590 SH       Sole                    49295             49295
AIG Fractional Warrants        WT                                0    67866 SH       Sole                    33933             33933